Earnings per unit and cash distributions (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Calculations of basic and diluted earnings per unit [Abstract]
Post IPO net income attributable to the members of Seadrill Partners LLC					$ 9.3	[1]
Cash distributions declared and paid per unit (in US dollars per share)					$ 0	[2]
Percentage of units outstanding held by public (in hundredths)		24.30%		24.30%	24.30%
Annually distribution of operating surplus (in US dollars per share)					$ 1.55
Quarterly distribution of operating surplust (in US dollars per share)					$ 0.3875
Percentage of unit holders receiving additional distribution (in hundredths)					50.00%
Percentage of unit holders receiving incentive distribution (in hundredths)					50.00%
First target distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplust (in US dollars per share)					$ 0.4456
Percentage of unit holders receiving additional distribution (in hundredths)					100.00%
Second target distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplust (in US dollars per share)					$ 0.4844
Percentage of unit holders receiving additional distribution (in hundredths)					85.00%
Percentage of unit holders receiving incentive distribution (in hundredths)					15.00%
Third Target Distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplust (in US dollars per share)					$ 0.5813
Percentage of unit holders receiving additional distribution (in hundredths)					75.00%
Percentage of unit holders receiving incentive distribution (in hundredths)					25.00%
Subsequent Event [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Cash distributions declared and paid per unit (in US dollars per share)	$ 1.55	$ 0.2906	$ 0.3875	$ 0.3875	$ 0.29	[3]
Common Units [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Post IPO net income attributable to the members of Seadrill Partners LLC					7.2
Weighted average units outstanding (basic and diluted) (in shares)					24,815
Earnings per unit (basic and diluted) ( (in US dollars per share)					$ 0.29
Subordinated Units [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Post IPO net income attributable to the members of Seadrill Partners LLC					$ 2.1
Weighted average units outstanding (basic and diluted) (in shares)					16,543
Earnings per unit (basic and diluted) ( (in US dollars per share)					$ 0.13

[1]	Earnings per unit information for 2012 is in respect of the period from the date of the Company's IPO on 24 October 2012 to 31 December 2012. Earnings per unit information has not been presented for any period prior to the Company's IPO as the information is not comparable due to the change in the Company's structure and the basis of preparation of the financial statements as described in Note 1. Allocation of earnings to classes of units used in calculating earnings per unit have been determined in accordance with the distribution guidelines set forth in the First Amended and Restated Operating Agreement of the Company (the "Operating Agreement") and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates. Undistributed earnings are allocated based on the same distribution guidelines.
[2]	Refers to the cash distribution declared and paid during the period.
[3]	Refers to the cash distribution declared since IPO and paid subsequent to the period end.